Statements of Comprehensive Loss (Audited) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Finance and interest (notes 7, 8 and 9)	$ 36,109	$ 40,598	$ 36,227
Foreign exchange loss			318
Legal, accounting and audit	19,566	21,488	21,545
Office, rent and miscellaneous (note 7)	26,013	38,311	26,133
Regulatory and transfer fees	20,503	24,298	30,992
Travel, meals and entertainment			12
Loss (gain) on debt settlement (note 6 and 10)	(53,371)		887,222
Impairment loss (notes 5)			40,002
Shareholder communications		341	2,412
Net and Comprehensive Loss for the Year	$ (48,820)	$ (125,036)	$ (1,044,863)
Basic and Diluted Loss per Common Share	$ (0.00)	$ (0.03)	$ (0.24)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	10,403,481	4,807,317	4,287,906